INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory
Inventories are comprised of the following:

	December 31,
	2018	2017

Raw materials, parts and supplies	$5,885	$7,367
Work in progress	10,548	10,300
Finished products	4,676	11,186

	$21,109	$28,853